Quarterly Holdings Report
for
Fidelity® International High Dividend ETF
July 31, 2023
IHD-NPRT3-0923
1.9885309.105
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 4.9%
BCE, Inc.	42,889	1,855,998
Telefonica SA	606,156	2,591,066
		4,447,064
Entertainment - 2.6%
Nintendo Co. Ltd.	50,200	2,278,927
Wireless Telecommunication Services - 4.4%
SoftBank Corp.	182,200	2,023,590
Vodafone Group PLC	2,052,615	1,965,694
		3,989,284
TOTAL COMMUNICATION SERVICES		10,715,275
CONSUMER DISCRETIONARY - 4.7%
Automobile Components - 0.5%
Bridgestone Corp.	6,700	277,893
Compagnie Generale des Etablissements Michelin SCA Series B	5,854	192,145
		470,038
Automobiles - 2.8%
Bayerische Motoren Werke AG (BMW)	3,315	405,188
Honda Motor Co. Ltd.	11,600	368,460
Isuzu Motors Ltd.	17,800	230,769
Mercedes-Benz Group AG (Germany)	5,027	402,609
Stellantis NV (Italy)	20,828	428,139
Toyota Motor Corp.	38,535	647,132
		2,482,297
Broadline Retail - 0.4%
Canadian Tire Ltd. Class A (non-vtg.)	1,160	159,611
Wesfarmers Ltd.	6,088	203,684
		363,295
Household Durables - 0.3%
Persimmon PLC	17,213	256,685
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	677	633,044
TOTAL CONSUMER DISCRETIONARY		4,205,359
CONSUMER STAPLES - 2.5%
Consumer Staples Distribution & Retail - 0.6%
Coles Group Ltd.	16,144	197,882
Kesko Oyj	5,926	118,881
Koninklijke Ahold Delhaize NV	5,693	196,998
		513,761
Food Products - 0.8%
Danone SA	3,171	194,143
Nestle SA (Reg. S)	4,747	585,291
		779,434
Personal Care Products - 0.3%
Unilever PLC	5,573	300,516
Tobacco - 0.8%
British American Tobacco PLC (United Kingdom)	5,615	188,958
Imperial Brands PLC	5,313	125,748
Japan Tobacco, Inc.	17,000	377,259
		691,965
TOTAL CONSUMER STAPLES		2,285,676
FINANCIALS - 28.3%
Banks - 19.7%
ANZ Group Holdings Ltd.	78,010	1,353,601
Bank of Montreal	12,669	1,179,456
Bank of Nova Scotia	22,615	1,140,844
Barclays PLC	518,665	1,034,111
BNP Paribas SA	20,545	1,359,566
Canadian Imperial Bank of Commerce	24,425	1,077,762
Credit Agricole SA	88,358	1,099,472
ING Groep NV (Certificaten Van Aandelen)	90,852	1,330,243
Intesa Sanpaolo SpA	458,523	1,329,077
KBC Group NV	14,894	1,123,222
Nordea Bank ABP	100,355	1,137,309
Oversea-Chinese Banking Corp. Ltd.	121,100	1,213,006
Societe Generale Series A	37,106	1,011,121
United Overseas Bank Ltd.	51,700	1,171,991
Westpac Banking Corp.	85,325	1,284,466
		17,845,247
Capital Markets - 3.4%
Daiwa Securities Group, Inc.	301,200	1,632,560
SBI Holdings, Inc. Japan	66,700	1,408,127
		3,040,687
Financial Services - 1.2%
M&G PLC	412,011	1,063,409
Insurance - 4.0%
Allianz SE	6,181	1,481,551
Legal & General Group PLC	351,449	1,055,416
Manulife Financial Corp.	56,067	1,122,831
		3,659,798
TOTAL FINANCIALS		25,609,141
HEALTH CARE - 4.6%
Health Care Equipment & Supplies - 0.4%
Koninklijke Philips Electronics NV	16,826	350,772
Health Care Providers & Services - 0.8%
Fresenius SE & Co. KGaA	10,054	316,256
Galenica AG (a)	1,142	92,351
Sonic Healthcare Ltd.	13,019	308,366
		716,973
Pharmaceuticals - 3.4%
Astellas Pharma, Inc.	21,000	307,506
Bayer AG	6,346	371,809
GSK PLC	23,523	419,061
Novartis AG	5,654	594,001
Roche Holding AG (participation certificate)	1,709	533,490
Sanofi SA	5,151	551,397
Takeda Pharmaceutical Co. Ltd.	11,300	345,251
		3,122,515
TOTAL HEALTH CARE		4,190,260
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.6%
BAE Systems PLC	44,393	531,999
Air Freight & Logistics - 0.9%
DHL Group	16,048	826,651
Construction & Engineering - 2.0%
ACS Actividades de Construccion y Servicios SA	13,891	486,880
Bouygues SA	16,638	597,471
VINCI SA	6,306	742,407
		1,826,758
Ground Transportation - 0.6%
Canadian National Railway Co.	4,297	521,810
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom)	6,482	376,220
Jardine Matheson Holdings Ltd.	6,882	339,833
		716,053
Machinery - 0.8%
Volvo AB (B Shares)	33,763	745,630
Marine Transportation - 2.3%
A.P. Moller - Maersk A/S Series B	194	399,951
Kawasaki Kisen Kaisha Ltd.	22,100	666,049
Mitsui OSK Lines Ltd.	19,300	499,208
Nippon Yusen KK	20,500	497,494
		2,062,702
Professional Services - 0.5%
Adecco SA (Reg.)	12,003	490,311
Trading Companies & Distributors - 2.2%
Finning International, Inc.	11,000	379,578
Mitsubishi Corp.	18,200	930,624
Sumitomo Corp.	30,100	645,515
		1,955,717
TOTAL INDUSTRIALS		9,677,631
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Ericsson (B Shares)	17,040	85,772
Nokia Corp.	22,062	87,033
		172,805
Electronic Equipment, Instruments & Components - 0.3%
Kyocera Corp.	2,900	156,022
Venture Corp. Ltd.	12,100	136,510
		292,532
IT Services - 0.1%
TietoEVRY Oyj	2,674	68,399
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV (Netherlands)	523	376,080
Tokyo Electron Ltd.	1,500	224,293
		600,373
Software - 0.3%
SAP SE	1,749	239,888
Technology Hardware, Storage & Peripherals - 0.2%
Canon, Inc.	6,900	178,376
TOTAL INFORMATION TECHNOLOGY		1,552,373
MATERIALS - 13.7%
Chemicals - 2.0%
BASF AG	33,110	1,780,370
Metals & Mining - 11.7%
Anglo American PLC (United Kingdom)	46,982	1,447,158
Barrick Gold Corp. (Canada)	108,438	1,876,709
BHP Group Ltd.	61,825	1,916,812
JFE Holdings, Inc.	141,200	2,282,773
Rio Tinto Ltd.	16,072	1,267,882
Rio Tinto PLC	27,811	1,842,826
		10,634,160
TOTAL MATERIALS		12,414,530
REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
CapitaMall Trust	1,283,700	1,972,246
Real Estate Management & Development - 7.1%
Daiwa House Industry Co. Ltd.	102,700	2,791,578
New World Development Co. Ltd.	723,000	1,778,135
Vonovia SE	78,494	1,838,185
		6,407,898
TOTAL REAL ESTATE		8,380,144
UTILITIES - 12.0%
Electric Utilities - 9.3%
Enel SpA	498,383	3,446,415
Power Assets Holdings Ltd.	403,500	2,110,967
Terna - Rete Elettrica Nazionale	338,630	2,870,365
		8,427,747
Multi-Utilities - 2.7%
Algonquin Power & Utilities Corp. (b)	287,964	2,380,284
TOTAL UTILITIES		10,808,031
TOTAL COMMON STOCKS (Cost $93,120,260)		89,838,420

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	43,793	43,801
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	1,093,641	1,093,750
TOTAL MONEY MARKET FUNDS (Cost $1,137,551)		1,137,551

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $94,257,811)	90,975,971
NET OTHER ASSETS (LIABILITIES) - (0.7)% (e)	(601,965)
NET ASSETS - 100.0%	90,374,006

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	4	Sep 2023	441,160	14,564	14,564

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,351 or 0.1% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $13,921 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	48,989	4,862,988	4,868,176	3,199	-	-	43,801	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	7,680,534	6,586,784	17,782	-	-	1,093,750	0.0%
Total	48,989	12,543,522	11,454,960	20,981	-	-	1,137,551

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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